Offerings	Dec. 01, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 279,406,901.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 38,586.10
Offering Note	(i) Title of each class of securities to which transaction applies: Ordinary shares, nominal value $0.01 per share, of Avadel Pharmaceuticals plc ("Avadel"). (ii) Aggregate number of securities to which transaction applies: As of the close of business on November 20, 2025, the maximum number of ordinary shares to which this transaction applies is estimated to be 110,507,078, which consists of (a) 98,141,138 outstanding ordinary shares (including restricted stock awards); (b) 12,103,236 ordinary shares subject to outstanding stock options to purchase ordinary shares; (c) 218,675 ordinary shares subject to outstanding time-based restricted stock unit awards; and (d) 44,029 shares of ordinary shares estimated to be issuable pursuant to Avadel's Employee Stock Purchase Plan (the "ESPP"). (iii) Per unit price of other underlying value of transaction computed pursuant to Rule 0-11 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"): Estimated solely for the purpose of calculating the filing fee, as of November 20, 2025, the underlying value of the transaction was calculated based on the sum of: (a) the product of 98,141,138 outstanding ordinary shares (including restricted stock awards) and the per share transaction consideration of $22.50; (b) the product of 12,103,236 ordinary shares subject to outstanding stock options to purchase ordinary shares and $13.81 (which is the difference between the per share transaction consideration of $22.50 and the weighted average exercise price of $8.69); (c) the product of 218,675 ordinary shares subject to outstanding restricted stock unit awards and the per share transaction consideration of $22.50; and (d) the product of 44,029 shares of ordinary shares estimated to be issuable pursuant to the ESPP and the per share transaction consideration of $22.50. In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.0001381.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 2,101,825,233.00
Amount of Registration Fee	$ 290,262.06
Offering Note	Previously paid on November 13, 2025 in connection with Avadel's preliminary proxy statement filed with the SEC on such date.